OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 9:-	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2010	2011

Vacation accrual	$3,139	$3,030
Royalties provision	596	517
Other employees and payroll accruals	6,531	3,879
Government authorities	1,153	574
Accrued expenses	12,241	9,596
Others	508	506

	$24,168	$18,102